CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (2,043,030)	$ (1,624,157)	$ (1,457,722)
Adjustments to reconcile net loss to net cash generated from operating activities:
Allowance for credit losses	117,427	57,509	3,581
Amortization of discount on convertible notes	100,141	88,198	33,334
Amortization of intangible assets	18,350	11,694	4,849
Changes in fair value of convertible notes	0	87	472,877
Deferred income tax	(975)	(27,451)	(4,333)
Depreciation of property and equipment	260,682	169,067	116,783
Gain on disposal of subsidiaries	(1,598)	(62,115)	0
Gain on re-measurement of equity interests	0	(3,003)	(4,500)
Impairment loss on intangible assets	0	5,713	0
Impairment loss on inventories	6,203	4,714	2,184
Impairment loss on investments	0	61,238	1,155
Net (gain) loss on disposal of investments	12,212	(84)	(129)
Net foreign exchange differences	(45,214)	11,298	(292)
Net loss on debt extinguishment	2,069	24,400	0
Net unrealized loss on equity securities	30,449	24,150	0
Share-based compensation	470,324	290,246	117,069
Share of results of equity investees	(5,019)	(721)	3,239
Others	10,408	(1,080)	(293)
Operating cash flows before changes in working capital	(1,067,571)	(970,297)	(712,198)
Inventories	(62,735)	(38,528)	11,762
Accounts receivable	(37,066)	(174,767)	(86,546)
Prepaid expenses and other assets	(395,803)	(527,139)	(214,926)
Amounts due from related parties	2,185	(10,897)	538
Operating lease right-of-use assets	(418,846)	(45,203)	(62,140)
Accounts payable	99,639	50,860	31,381
Accrued expenses and other payables	1,106,376	943,586	354,151
Advances from customers	93,572	92,851	34,263
Operating lease liabilities	429,366	46,352	70,901
Deferred revenue	314,048	1,162,399	637,214
Income tax payable	105,927	25,505	17,207
Amount due to related parties	39,557	1,146	(11,742)
Net cash generated from operating activities	208,649	555,868	69,865
Cash flows from investing activities
Purchase of property and equipment	(772,177)	(336,274)	(239,844)
Purchase of intangible assets and capitalized software costs	(34,999)	(20,780)	(7,254)
Purchase of investments	(2,505,358)	(219,548)	(118,462)
Proceeds from disposal of property and equipment	620	1,732	1,236
Proceeds from sale and maturity of investments	798,178	19,541	640
Distributions from investments	1,632	1,294	465
Acquisition of businesses, net of cash acquired	(22,763)	(92,190)	0
Disposal of subsidiaries, net of cash disposed	(11,775)	15,008	0
Change in loans receivable	(1,220,631)	(255,695)	0
Net cash used in investing activities	(3,767,273)	(886,912)	(363,219)
Cash flows from financing activities
Repayment of borrowings and finance lease obligations	(1,247)	(31,833)	(2,871)
Proceeds from borrowings	115,282	1,224	868
Proceeds from issuance of convertible notes, net	2,846,250	1,141,362	1,138,500
Transaction with non-controlling interests	0	(20,736)	0
Purchase of capped call	0	(135,700)	(97,060)
Contribution by non-controlling interest	339	4,631	1,356
Payments for exchange and conversion of convertible notes	(1,935)	(50,009)	0
Proceeds from issuance of ordinary shares, net	4,050,055	2,970,248	1,538,802
Change in deposits payable	392,845	(146,055)	0
Net cash generated from financing activities	7,401,589	3,733,132	2,579,595
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(58,218)	80,727	25,025
Net increase in cash, cash equivalents and restricted cash	3,784,747	3,482,815	2,311,266
Cash, cash equivalents and restricted cash at beginning of the year	7,053,393	3,570,578	1,259,312
Cash, cash equivalents and restricted cash at end of the year	10,838,140	7,053,393	3,570,578
Supplement disclosures of cash flow information:
Income taxes paid	(207,381)	(144,874)	(74,349)
Interest paid	(44,981)	(42,003)	(13,501)
Supplement disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other payables	38,742	1,834	(9,804)
Purchase of property and equipment included in prepayments	58,249	(83,782)	3,851
Purchase of property and equipment by exercise of exchangeable loan	(20,722)	0	0
Purchase of intangible assets included in accrued expenses and other payables	183	484	(422)
Purchase of intangible assets included in prepayments	(3,875)	(6,638)	51
Conversion and exchange of convertible notes into ordinary shares	(826,124)	(464,930)	(1,080,112)
Acquisition of subsidiaries by conversion of convertible notes or issuance of shares	270,733	72,000	0
Proceeds from disposal of a subsidiary included in prepaid expenses and other assets	0	12,870	0
Transfers of loans receivable to prepaid expenses and other assets	$ 186	$ 8,830	$ 0